Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	105,691,658.40	11,015
Yield Supplement Overcollateralization Amount 04/30/21	2,214,143.47	0
Receivables Balance 04/30/21	107,905,801.87	11,015
Principal Payments	6,819,443.76	292
Defaulted Receivables	83,455.84	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	2,000,611.13	0
Pool Balance at 05/31/21	99,002,291.14	10,713

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.33%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	981,985.88	80
Past Due 61-90 days	284,598.86	21
Past Due 91-120 days	19,802.86	1
Past Due 121+ days	0.00	0
Total	1,286,387.60	102

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	119,642.61
Aggregate Net Losses/(Gains) - May 2021	(36,186.77)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.40%
Prior Net Losses Ratio	-0.01%
Second Prior Net Losses Ratio	0.09%
Third Prior Net Losses Ratio	-0.42%
Four Month Average	-0.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	24.37

Flow of Funds	$ Amount

Collections	7,216,915.25
Investment Earnings on Cash Accounts	42.46
Servicing Fee	(89,921.50)
Transfer to Collection Account	-
Available Funds	7,127,036.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	155,007.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	32,603.10
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	259,652.25

Total Distributions of Available Funds	7,127,036.21

Servicing Fee	89,921.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 05/17/21	99,034,894.24
Principal Paid	6,689,367.26
Note Balance @ 06/15/21	92,345,526.98

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2b
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	35,354,894.24
Principal Paid	6,689,367.26
Note Balance @ 06/15/21	28,665,526.98
Note Factor @ 06/15/21	12.5176974%

Class A-4
Note Balance @ 05/17/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	52,030,000.00
Note Factor @ 06/15/21	100.0000000%

Class B
Note Balance @ 05/17/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/21	11,650,000.00
Note Factor @ 06/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	178,016.70
Total Principal Paid	6,689,367.26
Total Paid	6,867,383.96

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10088%
Coupon	0.20088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	57,451.70
Principal Paid	6,689,367.26
Total Paid to A-3 Holders	6,746,818.96

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2694447
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1249731
Total Distribution Amount	10.3944178

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2508808
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.2112107
Total A-3 Distribution Amount	29.4620915

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	4.87
Noteholders' Principal Distributable Amount	995.13

Account Balances	$ Amount

Reserve Account
Balance as of 05/17/21	1,664,191.04
Investment Earnings	36.89
Investment Earnings Paid	(36.89)
Deposit/(Withdrawal)	-
Balance as of 06/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$209,720.29	$141,659.60	$244,435.74
Number of Extensions	17	11	21
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.12%	0.20%